Note 17 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Non-current assets	$ 210,377	$ 107,645
Operating loss	26,284	25,576
Canada [member]
Statement Line Items [Line Items]
Non-current assets	156,661	54,308
Operating loss	11,880	14,288
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	31,308	31,414
Operating loss	1,637	1,483
United States [member]
Statement Line Items [Line Items]
Non-current assets	2,291	2,517
Operating loss	8,383	7,506
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	12,665	11,936
Operating loss	3,997	1,961
Peru [member]
Statement Line Items [Line Items]
Non-current assets	7,452	7,470
Operating loss	$ 387	$ 338